Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment	Property and equipment consisted of the following:
	As of March 31
	2022	2023
	HKD	HKD	US$
Leasehold improvements	$154,912	$154,912	$19,735
Furniture and office equipment	131,757	143,656	18,300
Computer software	2,480,000	2,480,000	315,928
Subtotal	2,766,669	2,778,568	353,963
Less: accumulated depreciation	(2,766,669)	(2,768,056)	(352,624)
Total	$-	$10,512	$1,339